Fair Value Measurements (Details) - Summary of financial instruments at fair value based on the fair value hierarchy or each class of instrument - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Assets:
Money market account			$ 38
Fair Value, Inputs, Level 3 [Member] | Warrant Liability [Member]
Liabilities:
Financial liabilities fair value disclosure	$ (26)	$ (20)	(247)
Fair Value, Inputs, Level 3 [Member] | Warrant Commitment Liability [Member]
Liabilities:
Financial liabilities fair value disclosure			(320)
Fair Value, Inputs, Level 3 [Member] | Mudrick Convertible Notes [Member]
Liabilities:
Financial liabilities fair value disclosure	(66,390)	(40,370)	$ (56,743)
Fair Value, Inputs, Level 3 [Member] | Super Priority Note Payable [Member]
Liabilities:
Financial liabilities fair value disclosure	$ (31,463)	$ (18,568)